LONG-TERM INVESTING IN A SHORT-TERM WORLD (SM)


                                                     ANNUAL REPORT TO
                                            SHAREHOLDERS FOR THE YEAR
                                             ENDED SEPTEMBER 30, 1997

KEMPER
SHORT-INTERMEDIATE
GOVERNMENT FUND


OFFERING INVESTORS THE OPPORTUNITY FOR HIGH CURRENT INCOME AND PRESERVATION OF CAPITAL

          "... We extended duration because we believed that market
            rates would trend lower and wanted to be positioned to
          take advantage of the lower rate environment. Our outlook
           was accurate and as yields fell, our lengthened duration
                     helped the fund's performance. ..."


                                [KEMPER FUNDS LOGO]
                                Long-term investing in a short-term world(SM)

CONTENTS
3
ECONOMIC OVERVIEW
5
PERFORMANCE UPDATE
8
PORTFOLIO STATISTICS
9
PORTFOLIO OF INVESTMENTS
10
REPORT OF INDEPENDENT AUDITORS
11
FINANCIAL STATEMENTS
13
NOTES TO FINANCIAL STATEMENTS
17
FINANCIAL HIGHLIGHTS


At A GLANCE
--------------------------------------------------------------------------------
KEMPER SHORT-INTERMEDIATE
GOVERNMENT FUND TOTAL RETURNS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED SEPTEMBER 30, 1997
(UNADJUSTED FOR ANY SALES CHARGE)

                                  [BAR GRAPH]
--------------------------------------------------------------------------------

CLASS A                                          5.80%
CLASS B                                          5.11%
CLASS C                                          5.24%
LIPPERT SHORT GOVERNMENT FUNDS AVERAGE*          6.99%
--------------------------------------------------------------------------------


Returns and rankings are historical and do not reflect future performance. Returns and rankings and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

* Lipper Analytical Services, Inc. returns and rankings are based upon changes in net asset value with all dividends reinvested and do not include the effect of sales charges and, if they had, results may have been less favorable.

--------------------------------------------------------------------------------
NET ASSET VALUE
--------------------------------------------------------------------------------

                                     AS OF     AS OF
                                    9/30/97   9/30/96
--------------------------------------------------------------------------------
KEMPER SHORT-INTERMEDIATE
GOVERNMENT FUND CLASS A               $7.80     $7.89
--------------------------------------------------------------------------------
KEMPER SHORT-INTERMEDIATE
GOVERNMENT FUND CLASS B               $7.77     $7.85
--------------------------------------------------------------------------------
KEMPER SHORT-INTERMEDIATE
GOVERNMENT FUND CLASS C               $7.78     $7.86
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 KEMPER SHORT-INTERMEDIATE
 GOVERNMENT FUND LIPPER RANKINGS*
--------------------------------------------------------------------------------
COMPARED TO ALL OTHER FUNDS IN THE LIPPER SHORT GOVERNMENT FUNDS CATEGORY

                            CLASS A              CLASS B            CLASS C
--------------------------------------------------------------------------------
    1-YEAR               #92 of 96 funds      #96 of 96 funds    #95 of 96 funds
--------------------------------------------------------------------------------
    5-YEAR               #36 of 41 funds      #40 of 41 funds            N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 DIVIDEND AND YIELD REVIEW
--------------------------------------------------------------------------------

THE FOLLOWING TABLE SHOWS PER SHARE DIVIDEND AND YIELD INFORMATION FOR THE FUND AS OF SEPTEMBER 30, 1997.

                     CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
ONE-YEAR INCOME:      $0.5320   $0.4689   $0.4795
--------------------------------------------------------------------------------
SEPTEMBER
DIVIDEND:             $0.0410   $0.0358   $0.0369
--------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION RATE+:      6.31%     5.53%     5.69%
--------------------------------------------------------------------------------
SEC YIELD+:              4.87%     4.23%     4.38%
--------------------------------------------------------------------------------

+ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on September 30, 1997. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended September 30, 1997, shown as an annualized percentage of the maximum offering price on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission.

TERMS TO KNOW

YOUR FUND'S STYLE

Maturity

Short   Intermediate   Long
                                Quality
 /X/        / /        / /  High

 / /        / /        / /  Medium

 / /        / /        / /  Low

--------------------------------------------------------------------------------
MORNINGSTAR FIXED INCOME STYLE BOX
--------------------------------------------------------------------------------

Source: Morningstar, Inc., Chicago, IL 312-696-6000. (Morningstar Style Box is based on a portfolio date as of September 30, 1997.) The Fixed-Income Style Box
placement is based on a fund's average effective maturity or    duration and the
average credit rating of the bond portfolio.

Please note that style boxes do not represent an exact assessment of risk and do not represent future performance. Please consult the prospectus for a description of investment policies.

AVERAGE ANNUAL TOTAL RETURN A fund's total return expressed as an annualized average, adjusted for the maximum sales charge for Class A shares or the applicable contingent deferred sales charge in effect at the end of the period for Class B and C shares.

DURATION Duration is a measure of the interest rate sensitivity of a fixed-income investment or portfolio. The longer the duration, the greater the interest rate risk.

TOTAL RETURN A fund's total return figure measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in its portfolio for the period. Total return assumes the reinvestment of all dividends and it represents the aggregate percentage or dollar value change over the period.

YIELD A fund's yield is a measure of the net investment income per share earned over a specific one-month or 30-day period expressed as a percentage of the maximum offering price of the fund's shares at the end of the period.

ECONOMIC OVERVIEW

[TIMBERS PHOTO]

STEPHEN B. TIMBERS IS PRESIDENT, CHIEF INVESTMENT AND EXECUTIVE OFFICER OF ZURICH KEMPER INVESTMENTS INC. (ZKI). ZKI AND ITS AFFILIATES MANAGE APPROXIMATELY $86 BILLION IN ASSETS, INCLUDING $49 BILLION IN RETAIL MUTUAL FUNDS. TIMBERS IS A GRADUATE OF YALE UNIVERSITY AND HOLDS AN M.B.A. FROM HARVARD UNIVERSITY.

DEAR SHAREHOLDER:

Once again, investors experienced extreme market volatility in the month of October. Unlike the October corrections of 1987 and 1989, this year's market drop occurred at a time when the United States economy is remarkably healthy and resilient. As we have noted, the U.S. economy has been moving forward for several years with an alternating fast/slow pace that has proven successful in removing whatever excesses build from quarter to quarter. As a consequence, interest rates and the rate of inflation are both low and stable. Moreover, the federal budget deficit has been reduced to such an extent that discussion has now turned to what the government should do with a projected surplus in 1998.

     Fortunately, no part of our strong economic foundation was shaken by the market correction. If anything, the correction provided a short-lived and relatively painless lesson about the vulnerability of a highly valued market. When markets are high, everything -- economic news, corporate earnings and liquidity -- must go right. When markets are high - as our equity market has been for most of this year - they are vulnerable to relatively minor disappointments.

     As you have read, of course, the direct source of the October correction was Southeast Asia, where the world's highest growth economies had been stumbling since the summer. These economies had become overextended, banks ran into trouble with bad loans and the local governments failed to take prompt action. The result was a domino effect of competitive devaluations of currencies, crashing markets and political chaos.

     But while Southeast Asia produced the event that led to the mini-panic in the U.S. equity market - resulting in a 7 percent loss on October 27 -- the world quickly looked to the U.S. for solutions. When the U.S. market quickly rebounded, other markets became less volatile. Considering U.S. economic fundamentals and the relatively small effect that Southeast Asian problems have on U.S. companies as a whole, rational investors had to expect our market to bounce back. In fact, if the U.S. equity market had not been so highly valued, we would have expected the market's reaction to the Asian problems to be quite muted. For instance, if the Dow Jones Industrial Average had been closer to 7000 than to 8000, we would have expected that the market would have dropped only slightly.

     But as we have said before, today's markets move very fast. We experienced in one day the kind of correction that we used to experience over a six-month period. At this writing, the U.S. equity market remains very volatile. We expect that condition to continue, as volatility is a factor of higher valued markets. Despite what the last few years may have suggested, markets do not go in just one direction.

     Our recent experience supported many of the basic tenets of investing:

     - Invest for the long term and don't react to the short-term noise. Investors who got hurt in the October correction were those who had borrowed the money they invested and were forced to sell at low prices. Investors who were able to remain invested and did, lost only some of their above-average gain for the year.

     - Diversification helps reduce overall portfolio risk. Government securities investors, for example, found the bond market to be a safe haven as the bond market rallied during the stock market correction.

     - Investing abroad is complex and requires expert advice. Currency valuations, in particular, can have a significant effect on investment returns.

     Our forecast for the next several months calls for moderate economic growth, stable interest rates and controlled inflation. While we cannot rule out the possibility of another market event that would add to the excitement of equity investing, we would expect the U.S. market to again demonstrate its resiliency.

ECONOMIC OVERVIEW

--------------------------------------------------------------------------------
ECONOMIC GUIDEPOSTS
--------------------------------------------------------------------------------

Economic activity is a key influence on investment performance and shareholder decision-making. Periods of recession or boom, inflation or deflation, credit expansion or credit crunch have a significant impact on mutual fund performance.

        The following are some significant economic guideposts and their investment rationale that may help your investment decision-making. The 10-year Treasury rate and the prime rate are prevailing interest rates. The other data report year-to-year percentage changes.

                                 [BAR GRAPH]

                                      NOW (10/31/97)      6 MONTHS AGO     1 YEAR AGO       2 YEARS AGO
    10-YEAR TREASURY RATE(1)                 6.03              6.71         6.2                5.93
    PRIME RATE(2)                            8.5               8.5          8.25               8.75
    INFLATION RATE(3)*                       2.15              2.5          2.99               2.74
    THE U.S. DOLLAR(4)                       7.62              6.55         3.46              -1.57
    CAPITAL GOODS ORDERS(5)*                14.97              8.17         7.71               5.13
    INDUSTRIAL PRODUCTION(5)*                5.52              4.39         3.27               2.35
    EMPLOYMENT GROWTH(6)*                    2.23              2.27         2.1                2.19

(1) Falling interest rates in recent years have been a big plus for financial assets.

(2) The interest rate that commerical lenders charge their best borrowers.

(3) Inflation reduces an investor's real return. In the last five years, inflation has been as high as 6 percent. The low, moderate inflation of the last few years has meant high real returns.

(4) Changes in the exchange value of the dollar impact U.S. exporters and the value of U.S. firms' foreign profits.

(5) These influence corporate profits and equity performance.

(6) An influence on family income and retail sales.

*   Data as of September 30, 1997.

SOURCE:  ECONOMICS DEPARTMENT, ZURICH KEMPER INVESTMENTS, INC.


  With this commentary as an economic backdrop, we encourage you to read the following detailed report of your fund, including an interview with your fund's portfolio management. Thank you for your continued support. We appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen B. Timbers

STEPHEN B. TIMBERS
PRESIDENT AND CHIEF INVESTMENT OFFICER
Zurich Kemper Investments, Inc.

November 13, 1997

PERFORMANCE UPDATE

[VANDENBERG PHOTO]

RICHARD VANDENBERG JOINED ZURICH KEMPER INVESTMENTS, INC. (ZKI) IN MARCH 1996 AS SENIOR VICE PRESIDENT OF ZKI AND PORTFOLIO CO-MANAGER OF KEMPER
SHORT-INTERMEDIATE GOVERNMENT FUND. VANDENBERG HAS NEARLY 25 YEARS OF FIXED-INCOME PORTFOLIO MANAGEMENT EXPERIENCE. HE RECEIVED BOTH A BACHELOR'S DEGREE AND AN M.B.A. FROM THE UNIVERSITY OF WISCONSIN.

[BYRNES PHOTO]

ELIZABETH BYRNES JOINED ZKI IN 1982 AND IS A FIRST VICE PRESIDENT AND PORTFOLIO CO-MANAGER OF KEMPER SHORT-INTERMEDIATE GOVERNMENT FUND. BYRNES RECEIVED HER BACHELOR'S DEGREE FROM MIAMI UNIVERSITY AND IS A CERTIFIED PUBLIC ACCOUNTANT.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO CO-MANAGERS RICHARD VANDENBERG AND ELIZABETH BYRNES DISCUSS
THE ECONOMIC EVENTS OF THE LAST 12 MONTHS AND THEIR IMPACT ON THE GOVERNMENT BOND MARKET AND KEMPER SHORT-INTERMEDIATE BOND FUND.

Q     DURING THE FUND'S FISCAL YEAR, THE FEDERAL RESERVE BOARD (THE FED) RAISED
SHORT-TERM INTEREST RATES. HOW DID THAT AND OTHER ECONOMIC EVENTS IMPACT THE PERFORMANCE OF GOVERNMENT BONDS DURING THE PERIOD?

A     The government bond market performed well during the 12-month period. The
Fed did raise interest rates but the impact of the tightening on the market was brief and relatively minimal. Here's a look at that and other major events, which shaped the market's performance.

      At the start of the fiscal year political uncertainty began to creep into the market about the potential outcome of the upcoming presidential and congressional elections. Investors feared the Republican party might lose control of Congress and reduce the likelihood of a balanced budget agreement in 1997. Investment markets rallied in November, however, with news that Republicans maintained control of Congress. Some market participants intimated that the election outcome was evidence of the public's desire for a true "checks and balances" government. The bullish environment began to change in December, when Federal Reserve Board Chairman Alan Greenspan implied in passing that financial assets might be overvalued. This shook the market and caused yields to rise and securities prices to fall. Early in 1997, strong economic reports surfaced and Greenspan reiterated his concern about the values of securities and about the potential for a rise in wage inflation. In what was considered to be a preemptive move at keeping inflation in check, the Fed tightened short-term rates by 0.25 percent in late March. While economic growth remained somewhat strong, even after the Fed tightening, inflation remained uncharacteristically low. The government market along with the broader fixed-income market began recouping losses experienced with the Fed's interest rate increase as inflation fears continued to be unconfirmed. For the remainder of the fiscal period, market yields fluctuated with the release of varying economic data but remained relatively range-bound. Inflation never became problematic and bonds performed positively.

Q     AT WHAT POINT DID YOU BEGIN TO ANTICIPATE THAT A FED INTEREST RATE
INCREASE WAS LIKELY AND HOW DID YOU POSITION THE FUND FOR THAT POSSIBILITY?

A     In January, as a result of economic data indicating a stronger economy, we began preparing for an interest rate increase. We did this by shortening the fund's duration. Duration is a measurement of a fund's sensitivity to interest rates -- the shorter the duration, the less sensitive the fund is to interest rate changes.

      We shortened duration by reducing our holdings of intermediate-term U.S Treasuries in favor of shorter-term securities and cash equivalents.

PERFORMANCE UPDATE

Q     WHAT TYPES OF ADJUSTMENTS DID YOU MAKE TO THE FUND AFTER MARCH?

A     By April, the markets were in recovery from the Fed's tightening.
Inflation remained relatively benign despite continuing growth in the economy. To take advantage of this environment, we began adding intermediate-term Treasuries back into the portfolio and reducing the fund's level of cash, which extended the fund's duration. We extended duration because we believed that market rates would trend lower and wanted to be positioned to take advantage of the lower rate environment. Our outlook was accurate and as yields fell, our lengthened duration helped the fund's performance.

      We also added mortgages to the fund's portfolio, building the fund's exposure gradually from May through September. When yields trend lower, mortgages tend to underperform Treasuries. However, mortgages gained during the period and outperformed Treasuries intermittently. We took advantage of this performance by building a relatively large allocation to mortgages. On September 30, 1997, mortgages represented approximately 42 percent of the fund's assets.

Q     DID YOU ADD OTHER SECURITY CLASSES TO THE FUND?

A     In addition to investing in mortgages, we added asset-backed securities and corporate bonds. These three -- mortgages, asset-backeds and corporates -- add incremental yield and total return to the fund. All three trade at a spread to Treasuries.

Q     WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND THE GOVERNMENT BOND MARKET?

A     We are optimistic about the prospects for the market and Kemper
Short-Intermediate Government Fund. The current economic environment -- benign inflation and moderate growth -- is a particularly good one for bonds. We also believe that within a global context, U.S. Government bonds and mortgage securities are a cheap asset class. We will, of course, keep a close watch on indicators of inflation and adjust the fund accordingly.

PERFORMANCE UPDATE

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

FOR PERIODS ENDED SEPTEMBER 30, 1997 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                                                        LIFE OF
                                                      1-YEAR   5-YEAR    CLASS
------------------------------------------------------------------------------------------------------
KEMPER SHORT-INTERMEDIATE GOV'T FUND CLASS A           2.05%    3.70%       4.39%       (since 1/10/92)
------------------------------------------------------------------------------------------------------
KEMPER SHORT-INTERMEDIATE GOV'T FUND CLASS B           2.14     3.43        5.70        (since 2/1/89)
------------------------------------------------------------------------------------------------------
KEMPER SHORT-INTERMEDIATE GOV'T FUND CLASS C           5.24      N/A        4.84        (since 5/31/94)
------------------------------------------------------------------------------------------------------

                             [LINE GRAPH]
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class A shares from 1/10/92 to 9/30/97
--------------------------------------------------------------------------------

                                                        1/10/92         12/31/93        12/31/95        9/30/97
---------------------------------------------------------------------------------------------------------------
Kemper Short-Intermediate Government Fund Class A(1)    10000           10826           11930           12790
Merrill Lynch 1-5 Government/GNMA Index+                10000           11437           12876           14228
Consumer Price Index++                                  10000           10573           11131           11661


                             [LINE GRAPHS]
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class B shares from 2/01/89 to 9/30/97
--------------------------------------------------------------------------------

                                                        2/01/89         12/31/93        12/31/95        9/30/97
---------------------------------------------------------------------------------------------------------------
Kemper Short-Intermediate Government Fund Class B(1)    10000           14115           15282           16169
Merrill Lynch 1-5 Government/GNMA Index+                10000           15690           17664           19517
Consumer Price Index++                                  10000           12040           12675           13278


                             [LINE GRAPHS]
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class C shares from 5/31/94 to 9/30/97
--------------------------------------------------------------------------------

                                                        5/31/94         12/31/94        12/31/95        9/30/97
---------------------------------------------------------------------------------------------------------------
Kemper Short-Intermediate Government Fund Class C(1)    10000           10000           11045           11706
Merrill Lynch 1-5 Government/GNMA Index+                10000           10093           11466           12670
Consumer Price Index++                                  10000           10149           10407           10902


Past performance is not predictive of future performance. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

* Average annual total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of dividends and for Class A shares adjustment for the maximum sales charge of 3.5 percent, for Class B shares adjustment for the applicable contingent deferred sales charge (CDSC) as follows: 1-year, 3 percent; 5-year, 1 percent; since inception, 0 percent and for Class C shares no adjustment for sales charge. The maximum CDSC for Class B shares is 4 percent. For Class C shares, there is a 1 percent CDSC on certain redemptions within the first year of purchase. During the periods noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.

(1) Performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares. In comparing Kemper Short-Intermediate Government Fund Class A shares to the Merrill Lynch Mortgage/GNMA Index, you should also note that the fund's performance reflects the maximum sales charge, while no such charges are reflected in the performance of the index.

+ The Merrill Lynch Market Weighted Index, an unmanaged index, is comprised of the universe of 1-5 year Treasuries plus the Merrill Lynch GNMA
     Index. Source is Bloomberg.

++ The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. It is generally considered to be a measure of inflation. Source is Towers Data Systems.

PORTFOLIO STATISTICS

PORTFOLIO COMPOSITION*

--------------------------------------------------------------------------------
                                        ON 9/30/97              ON 9/30/96
--------------------------------------------------------------------------------
GOVERNMENTS:
--------------------------------------------------------------------------------
SHORT-TERM                                  45%                     73%
--------------------------------------------------------------------------------
INTERMEDIATE-TERM                           11                      25
--------------------------------------------------------------------------------
MORTGAGE-BACKED                             42                      --
--------------------------------------------------------------------------------
CORPORATE BONDS                              2                      --
--------------------------------------------------------------------------------
CASH AND EQUIVALENTS                        --                       2
--------------------------------------------------------------------------------
                                           100%                    100%

                                        [PIE CHART]             [PIE CHART]
                                        ON 9/30/97              ON 9/30/97
YEARS TO MATURITY


--------------------------------------------------------------------------
                                        ON 9/30/97              ON 9/30/96
--------------------------------------------------------------------------
LESS THAN 3 YEARS                           57%                     75%
----------------------------------------------------------------------
3-10 YEARS                                  43                      25
----------------------------------------------------------------------
                                           100%                    100%

                                    [PIE CHART]             [PIE CHART]
                                     ON 9/30/97              ON 9/30/97

AVERAGE MATURITY


------------------------------------------------------------------------
                                    ON 9/30/97                ON 9/30/96
------------------------------------------------------------------------
AVERAGE MATURITY                     3.5 years                 2.3 years
------------------------------------------------------------------------

* PORTFOLIO COMPOSITION AND HOLDINGS ARE SUBJECT TO CHANGE.

PORTFOLIO OF INVESTMENTS

KEMPER SHORT-INTERMEDIATE GOVERNMENT FUND

PORTFOLIO OF INVESTMENTS AT SEPETMBER 30, 1997
(DOLLARS IN THOUSANDS)


                                                                          COUPON                      PRINCIPAL
    U.S. GOVERNMENT OBLIGATIONS        TYPE                                RATE        MATURITY        AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
    U.S. TREASURY                      Notes                               8.875%      1998            $ 3,000       $  3,101
    SECURITIES - 63.7%                                                     6.875       1999              5,000          5,095
    (Cost: $110,054)                                                       6.25        1999             10,000         10,072
                                                                           8.75        2000             39,820         42,788
                                                                           8.50        2000             22,000         23,299
                                                                           7.125       2000              5,000          5,140
                                                                           6.00        2000              3,000          3,010
                                                                           6.625       2001              5,330          5,444
                                                                           6.25        2001              6,000          6,056
                                                                           6.25        2001              6,000          6,056
                                       Bonds                               6.625       2002              5,000          5,120
                                       --------------------------------------------------------------------------------------
                                                                                                                      109,125
-----------------------------------------------------------------------------------------------------------------------------
    FEDERAL NATIONAL                   Agency notes                        6.01        2000              5,000          5,000
    MORTGAGE ASSOCIATION - 17.3%       Adjustable rate mortgages           6.446       2027             10,462         10,606
    (Cost: $29,549)                    Fixed rate collateralized
                                         mortgage obligations              6.625       2012              4,950          5,069
                                       Pass-through certificates           7.50        2001              8,930          8,997
                                       --------------------------------------------------------------------------------------
                                                                                                                       29,672
-----------------------------------------------------------------------------------------------------------------------------
    GOVERNMENT NATIONAL                Adjustable rate mortgages           5.50        2027              5,000          4,978
    MORTGAGE ASSOCIATION - 14.7%       Pass-through certificates           7.00        2015              9,411          9,518
    (Cost: $25,127)                                                        8.00        2027              5,000          5,171
                                                                           9.00        2019                 83             89
                                                                           9.50        2016-2027         5,050          5,456
                                       --------------------------------------------------------------------------------------
                                                                                                                       25,212
-----------------------------------------------------------------------------------------------------------------------------
    FEDERAL HOME LOAN                  Balloon mortgages                   6.50        1999             10,906         10,973
    MORTGAGE CORPORATION - 9.3%        Adjustable rate mortgages           7.831       2022              4,516          4,680
    (Cost: $15,910)                    Pass-through certificates          11.25        2010                261            286
                                       --------------------------------------------------------------------------------------
                                                                                                                       15,939
-----------------------------------------------------------------------------------------------------------------------------
    CORPORATE OBLIGATIONS - 2.4%       Associates Corp. N.A.               6.375       2000              1,000          1,005
    (Cost: $4,141)                     BellSouth Telecommunications,       9.19        2003              1,000          1,086
                                        Inc.                               6.35        2000              1,000          1,003
                                       Merrill Lynch & Co.                 8.375       2001              1,000          1,065
                                       Rockwell International Corp.
                                       --------------------------------------------------------------------------------------
                                                                                                                        4,159
                                       --------------------------------------------------------------------------------------
                                       TOTAL INVESTMENTS--107.4%
                                       (Cost: $184,781)                                                               184,107
                                       --------------------------------------------------------------------------------------
                                       LIABILITIES, LESS CASH AND OTHER ASSETS--(7.4%)                                (12,707)
                                       --------------------------------------------------------------------------------------
                                       NET ASSETS--100%                                                              $171,400
                                       --------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
Based on the cost of investments of $184,781,000 for federal income tax purposes at September 30, 1997, the gross unrealized appreciation was $523,000, the gross unrealized depreciation was $1,197,000 and the net unrealized depreciation on investments was $674,000.

See accompanying Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS
KEMPER SHORT-INTERMEDIATE GOVERNMENT FUND

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Kemper Short-Intermediate Government Fund, a series of Kemper Portfolios, as of September 30, 1997, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kemper Short-Intermediate Government Fund at September 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the fiscal periods since 1993, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                          Chicago, Illinois
                                          November 18, 1997

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

September 30, 1997
(IN THOUSANDS)

------------------------------------------------------------------------
 ASSETS
------------------------------------------------------------------------
Investments, at value
(Cost: $184,781)                                                $184,107
------------------------------------------------------------------------
Cash                                                                 998
------------------------------------------------------------------------
Receivable for:
  Fund shares sold                                                   557
------------------------------------------------------------------------
  Investments sold                                                   186
------------------------------------------------------------------------
  Interest                                                         1,859
------------------------------------------------------------------------
    TOTAL ASSETS                                                 187,707
------------------------------------------------------------------------

------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
------------------------------------------------------------------------

Payable for:
  Fund shares redeemed                                               433
------------------------------------------------------------------------
  Investments purchased                                           15,591
------------------------------------------------------------------------
  Management fee                                                      78
------------------------------------------------------------------------
  Distribution services fee                                           79
------------------------------------------------------------------------
  Administrative services fee                                         34
------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses              70
------------------------------------------------------------------------
  Trustees' fees and other                                            22
------------------------------------------------------------------------
    Total liabilities                                             16,307
------------------------------------------------------------------------
NET ASSETS                                                      $171,400
------------------------------------------------------------------------

------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
------------------------------------------------------------------------

Paid-in capital                                                 $193,304
------------------------------------------------------------------------
Accumulated net realized loss on investments                     (22,838)
------------------------------------------------------------------------
Net unrealized depreciation on investments                          (674)
------------------------------------------------------------------------
Undistributed net investment income                                1,608
------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                     $171,400
------------------------------------------------------------------------

------------------------------------------------------------------------
 THE PRICING OF SHARES
------------------------------------------------------------------------

CLASS A SHARES
  Net asset value and redemption price per share
  ($46,360 / 5,940 shares outstanding)                             $7.80
------------------------------------------------------------------------
  Maximum offering price per share
  (net asset value, plus 3.63% of
  net asset value or 3.50% of offering price)                      $8.08
------------------------------------------------------------------------
CLASS B SHARES
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  ($119,537 / 15,390 shares outstanding)                           $7.77
------------------------------------------------------------------------
CLASS C SHARES
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  ($5,503 / 707 shares outstanding)                                $7.78
------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

Year ended September 30, 1997
(IN THOUSANDS)

-------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------
Interest income                                                 $14,391
-------------------------------------------------------------------------------------------
Expenses:
  Management fee                                                  1,014
-------------------------------------------------------------------------------------------
  Distribution services fee                                       1,105
-------------------------------------------------------------------------------------------
  Administrative services fee                                       445
-------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses            726
-------------------------------------------------------------------------------------------
  Professional fees                                                  37
-------------------------------------------------------------------------------------------
  Reports to shareholders                                            52
-------------------------------------------------------------------------------------------
  Trustees' fees and other                                           24
-------------------------------------------------------------------------------------------
    Total expenses                                                3,403
-------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                            10,988
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------

  Net realized loss on sales of investments                      (5,283)
-------------------------------------------------------------------------------------------
  Net realized gain from futures transactions                        26
-------------------------------------------------------------------------------------------
    Net realized loss                                            (5,257)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation on investments            3,620
-------------------------------------------------------------------------------------------
Net loss on investments                                          (1,637)
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $ 9,351
-------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

(IN THOUSANDS)

                                                                 YEAR ENDED SEPTEMBER 30,
                                                                  1997               1996
-------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
-------------------------------------------------------------------------------------------
  Net investment income                                         $ 10,988             13,300
-------------------------------------------------------------------------------------------
  Net realized gain (loss)                                        (5,257)               814
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation/depreciation               3,620             (6,367)
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations               9,351              7,747
-------------------------------------------------------------------------------------------
Net equalization charges                                            (370)              (350)
-------------------------------------------------------------------------------------------
Distribution from net investment income                          (11,368)           (13,083)
-------------------------------------------------------------------------------------------
Net decrease from capital share transactions                     (30,234)           (29,912)
-------------------------------------------------------------------------------------------
TOTAL DECREASE IN NET ASSETS                                     (32,621)           (35,598)
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
 NET ASSETS
-------------------------------------------------------------------------------------------

Beginning of year                                                204,021            239,619
-------------------------------------------------------------------------------------------
END OF YEAR
(including undistributed net investment income of
$1,608 and $2,353, respectively)                                $171,400            204,021
-------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1    DESCRIPTION OF THE
     FUND Kemper Short-Intermediate Government Fund is a separate series of Kemper Portfolios, an open-end management investment company organized as a business trust under the laws of Massachusetts. The Fund offers four classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not covert into another class. Class I shares (none sold through September 30, 1997) are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of the Fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

--------------------------------------------------------------------------------

2    SIGNIFICANT
     ACCOUNTING POLICIES     INVESTMENT VALUATION. Investments are stated at
                             value. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Financial futures and options are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Over-the-counter traded fixed income options are valued based upon prices provided by market makers. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.

                             INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes discount amortization on all fixed income securities and premium amortization on mortgage-backed securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets equal to the value of the securities purchased. At September 30, 1997, the Fund had $15,591,000 in purchase commitments outstanding (9% of net assets) with a corresponding amount of assets segregated.

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange. The net asset value per share is determined separately for each class

NOTES TO FINANCIAL STATEMENTS

                             by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding.

                             FEDERAL INCOME TAXES. The Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. The accumulated net realized loss on sales of investments for federal income tax purposes at September 30, 1997, amounting to approximately $22,500,000, is available to offset future taxable gains. If not applied, the loss carryover expires during the period 2002 through 2006.

                             DIVIDENDS TO SHAREHOLDERS. The Fund declares and pays dividends of net investment income monthly and any net realized capital gains annually, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

                             EQUALIZATION ACCOUNTING. A portion of proceeds from sales and cost of redemptions of Fund shares is credited or charged to undistributed net investment income so that income per share available for distribution is not affected by sales or redemptions of shares.

--------------------------------------------------------------------------------

3    TRANSACTIONS WITH
     AFFILIATES              MANAGEMENT AGREEMENT. The Fund has a management
                             agreement with Zurich Kemper Investments, Inc.
                             (ZKI), and pays a management fee at an annual rate of .55% of the first $250 million of average daily net assets declining to .40% of average daily net assets in excess of $12.5 billion. The Fund incurred a management fee of $1,014,000 for the year ended September 30, 1997.

                             UNDERWRITING AND DISTRIBUTION SERVICES AGREEMENT. The Fund has an underwriting and distribution services agreement with Zurich Kemper Distributors, Inc. (ZKDI). Underwriting commissions paid in connection with the distribution of Class A shares are as follows:

                                                                                       COMMISSIONS
                                                                                      ALLOWED BY ZKDI
                                                                   COMMISSIONS        ---------------
                                                                 RETAINED BY ZKDI     TO FIRMS
                                                                 ----------------     --------
                             Year ended September 30, 1997           $8,000             82,000

                             For services under the distribution services agreement, the Fund pays ZKDI a fee of .75% of average daily net assets of Class B and Class C shares. Pursuant to the agreement, ZKDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, ZKDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C shares. Distribution fees and commissions paid in connection with the sale of Class B and Class C shares and the CDSC received in connection with the redemption of such shares are as follows:

                                                                                       COMMISSIONS
                                                                                      ALLOWED BY ZKDI
                                                                   COMMISSIONS        ---------------
                                                                 RETAINED BY ZKDI     TO FIRMS
                                                                 ----------------     --------
                             Year ended September 30, 1997           $1,435,000              377,000

                             ADMINISTRATIVE SERVICES AGREEMENT. The Fund has an administrative services agreement with ZKDI. For providing information and administrative services to shareholders, the Fund pays ZKDI a fee at an annual rate of up to .25% of average daily net assets of each class. ZKDI in turn has various agreements with financial services firms that provide these services and pays these firms based on

NOTES TO FINANCIAL STATEMENTS

                             assets of Fund accounts that the firms service. Administrative services fees (ASF) paid are as follows:

                                                                         ASF PAID BY      ASF PAID BY ZKDI
                                                                       THE FUND TO ZKDI       TO FIRMS
                                                                       ----------------       --------
                             Year ended September 30, 1997                 $445,000          450,000

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Fund's transfer agent, Zurich Kemper Service Company (ZKSvC) is the shareholder service agent of the Fund. Under the agreement, ZKSvC received shareholder services fees of $560,000 for the year ended September 30, 1997.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Fund are also officers or directors of ZKI. For the year ended September 30, 1997, the Fund made no direct payments to its officers and incurred trustees' fees of $18,000 to independent trustees.

--------------------------------------------------------------------------------

4    TRANSACTIONS
     INVESTMENT              For the year ended September 30, 1997, investment
                             transactions (excluding short-term instruments) are as follows (in thousands):

                             Purchases                                  $288,944

                             Proceeds from sales                         302,357

--------------------------------------------------------------------------------

5    CAPITAL SHARE
     TRANSACTIONS            The following table summarizes the activity in
                             capital shares of the Fund (in thousands):

                                                                    YEAR ENDED SEPTEMBER 30,
                                                              1997                            1996
                                                      ---------------------           ---------------------
                                                      SHARES        AMOUNT            SHARES        AMOUNT
                             ------------------------------------------------------------------------------
                              SHARES SOLD
                              Class A                  2,255       $ 18,889            1,028       $  8,057
                             ------------------------------------------------------------------------------
                              Class B                  2,120         16,310            1,851         14,606
                             ------------------------------------------------------------------------------
                              Class C                    520          4,058              504          4,060
                             ------------------------------------------------------------------------------
                             ------------------------------------------------------------------------------
                              SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                              Class A                    255          1,994              215          1,721
                             ------------------------------------------------------------------------------
                              Class B                    815          6,352              985          7,863
                             ------------------------------------------------------------------------------
                              Class C                     28            219               21            171
                             ------------------------------------------------------------------------------
                             ------------------------------------------------------------------------------
                              SHARES REDEEMED
                              Class A                 (2,989)       (23,165)          (1,446)       (11,497)
                             ------------------------------------------------------------------------------
                              Class B                 (6,668)       (52,945)          (6,528)       (51,573)
                             ------------------------------------------------------------------------------
                              Class C                   (250)        (1,946)            (416)        (3,320)
                             ------------------------------------------------------------------------------
                             ------------------------------------------------------------------------------
                              CONVERSION OF SHARES
                              Class A                  1,985         15,533              728          5,828
                             ------------------------------------------------------------------------------
                              Class B                 (1,994)       (15,533)            (731)        (5,828)
                             ------------------------------------------------------------------------------
                              NET DECREASE
                              FROM CAPITAL
                              SHARE TRANSACTIONS                   $(30,234)                       $(29,912)
                             ------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

6    FINANCIAL FUTURES
     CONTRACTS               The Fund has entered into exchange traded financial
                             futures contracts in order to help protect itself from anticipated market conditions and, as such, bears the risk that arises from entering into these contracts.

                             At the time the Fund enters into a futures contract, it is required to make a margin deposit with its custodian. Subsequently, gain or loss is recognized and payments are made on a daily basis between the Fund and its broker as the market value of the futures contract fluctuates. At September 30, 1997, the market value of assets pledged by the Fund to cover margin requirements for open futures positions was $102,000. The Fund also had liquid securities in its portfolio in excess of the face amount of the following short futures position open at September 30, 1997:

                                                             FACE          EXPIRATION
                                        TYPE                AMOUNT           MONTH           LOSS
                             ----------------------------------------------------------------------
                             U.S. Treasury Note           $3,542,000      December '97      $(3,000)


FINANCIAL Highlights

                                                    -----------------------------------------------------------------
                                                                                 CLASS A
                                                    -----------------------------------------------------------------
                                                                          TWO MONTHS
                                                     YEAR ENDED              ENDED              YEAR ENDED JULY
                                                     SEPTEMBER 30,       SEPTEMBER 30,                31,
                                                    -------------                              ----------------------
                                                    1997    1996             1995              1995   1994   1993
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $7.89   8.08             8.09              8.11   8.63   8.65
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               .51    .54              .09               .54    .48    .53
---------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized loss                   (.07)  (.20)            (.01)             (.03)  (.44)  (.03)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                      .44    .34              .08               .51    .04    .50
---------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income             .53    .53              .09               .53    .45    .52
---------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                  --     --               --                --    .11     --
---------------------------------------------------------------------------------------------------------------------
Total dividends                                       .53    .53              .09               .53    .56    .52
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.80   7.89             8.08              8.09   8.11   8.63
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                        5.80%  4.25             1.00              6.58    .41   6.01

---------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------------------------------------

Expenses                                             1.19%  1.15             1.05              1.06   1.06   1.04
---------------------------------------------------------------------------------------------------------------------
Net investment income                                6.61%  6.65             6.56              6.65   5.85   6.06
---------------------------------------------------------------------------------------------------------------------

                                                    -----------------------------------------------------------------
                                                                                 CLASS B
                                                    -----------------------------------------------------------------
                                                     YEAR ENDED           TWO MONTHS
                                                     SEPTEMBER               ENDED              YEAR ENDED JULY
                                                        30,              SEPTEMBER 30,                31,
                                                    ------------                               ----------------------
                                                    1997    1996             1995              1995   1994   1993
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $7.85   8.05             8.06              8.08   8.61   8.64
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               .46    .46              .08               .47    .40    .45
---------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized loss                   (.07)  (.20)            (.01)             (.03)  (.44)  (.02)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                      .39    .26              .07               .44   (.04)   .43
---------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income             .47    .46              .08               .46    .38    .46
---------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                  --     --               --                --    .11     --
---------------------------------------------------------------------------------------------------------------------
Total dividends                                       .47    .46              .08               .46    .49    .46
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.77   7.85             8.05              8.06   8.08   8.61
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                        5.11%  3.28              .87              5.68   (.48)  5.13

---------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------------------------------------

Expenses                                             2.02%  1.97             1.91              1.87   1.93   1.87
---------------------------------------------------------------------------------------------------------------------
Net investment income                                5.78%  5.83             5.70              5.84   4.95   5.23
---------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                             ----------------------------------------------------------
                                                                   CLASS C
                                             ----------------------------------------------------------
                                                                                   YEAR     MAY 31
                                                 YEAR ENDED        TWO MONTHS      ENDED      TO
                                               SEPTEMBER 30,          ENDED        JULY      JULY
                                             ------------------   SEPTEMBER 30,     31,       31,
                                               1997      1996         1995         1995      1994
-------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $7.86      8.06         8.06         8.08      8.09
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           .47       .47          .09          .47       .07
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized loss               (.07)     (.20)        (.01)        (.03)     (.01)
-------------------------------------------------------------------------------------------------------
Total from investment operations                  .40       .27          .08          .44       .06
-------------------------------------------------------------------------------------------------------
Less distribution from net investment income      .48       .47          .08          .46       .07
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $7.78      7.86         8.06         8.06      8.08
-------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                    5.24%     3.36         1.00         5.73       .77

-------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------------------

Expenses                                         1.86%     1.85         1.74         1.78      1.83
-------------------------------------------------------------------------------------------------------
Net investment income                            5.94%     5.95         5.87         5.93      5.54
-------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
-----------------------------------------------------------------------------------------------------------------
                                                 YEAR ENDED        TWO MONTHS
                                               SEPTEMBER 30,          ENDED             YEAR ENDED JULY 31,
                                             ------------------   SEPTEMBER 30,   -------------------------------
                                               1997      1996         1995         1995      1994      1993
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)   $171,400   204,021      239,619      246,248   266,640   283,249
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)              164%      180          173          597       916       339
-----------------------------------------------------------------------------------------------------------------

NOTE: Total return does not reflect the effect of any sales charges.

NOTES

TRUSTEES & OFFICERS

TRUSTEES                                  OFFICERS

STEPHEN B. TIMBERS                   CHARLES R. MANZONI, JR.
President and Trustee                Vice President

DAVID W. BELIN                       JOHN E. NEAL
Trustee                              Vice President

LEWIS A. BURNHAM                     ROBERT C. PECK, JR.
Trustee                              Vice President

DONALD L. DUNAWAY                    FRANK J. RACHWALSKI, JR.
Trustee                              Vice President

ROBERT B. HOFFMAN                    RICHARD L. VANDENBERG
Trustee                              Vice President

DONALD R. JONES                      PHILIP J. COLLORA
Trustee                              Vice President and
                                     Secretary
SHIRLEY D. PETERSON
Trustee                              JEROME L. DUFFY
                                     Treasurer
WILLIAM P. SOMMERS
Trustee                              ELIZABETH C. WERTH
                                     Assistant Secretary


--------------------------------------------------------------------------------
LEGAL COUNSEL              VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                           222 North LaSalle Street
                           Chicago, IL 60601
--------------------------------------------------------------------------------
SHAREHOLDER
SERVICE AGENT              ZURICH KEMPER SERVICE COMPANY
                           P.O. Box 419557
                           Kansas City, MO 64141
--------------------------------------------------------------------------------
CUSTODIAN AND
TRANSFER AGENT             INVESTORS FIDUCIARY TRUST COMPANY
                           801 Pennsylvania
                           Kansas City, MO 64105
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS       ERNST & YOUNG, LLP
                           233 South Wacker Drive
                           Chicago, IL 60606
--------------------------------------------------------------------------------
INVESTMENT MANAGER         ZURICH KEMPER INVESTMENTS, INC.
PRINCIPAL UNDERWRITER      ZURICH KEMPER DISTRIBUTORS, INC.
                           222 South Riverside Plaza Chicago, IL 60606 www.kemper.com

[KEMPER FUNDS LOGO]
LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)


Printed on recycled paper.
This report is not to be distributed
unless preceded or accompanied by a
Kemper Fixed Income Funds prospectus.
KSIGF - 2 (11/97) 1039860